Income Taxes (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current deferred income tax asset:
Tax net operating loss carry forward	$ 23,305,265	$ 19,522,559
Tax-deferred stock option expense	1,047,309	935,666
Research and development expense	0	0
Total current deferred income tax asset	24,352,574	20,458,225
Valuation Allowance	(24,352,574)	(20,458,225)
Net deferred income tax asset	$ 0	$ 0